Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash generated by operating activities
Cash flow from operations	R 56,587	R 67,674	R 52,268
Decrease/(increase) in working capital	8,050	(11,536)	(7,154)
Cash generated by operating activities	R 64,637	R 56,138	R 45,114